UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03721
BNY Mellon Intermediate Municipal Bond Fund, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
5/31
Date of reporting period:
11/30/24
ITEM 1 - Reports to Stockholders
BNY Mellon Intermediate Municipal Bond Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
November 30, 2024
Ticker – DITEX
This semi-annual shareholder report contains important information about BNY Mellon Intermediate Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Intermediate Municipal Bond Fund, Inc.	$32	0.63%*
*	Annualized.
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$389	186	16.09%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 11/30/24 )
Sector Allocation (Based on Net Assets)

Medical
13.7%
Airport
10.8%
General Obligation
10.7%
Power
10.0%
School District
8.0%
Water & Sewer
7.8%
Tobacco Settlement
3.9%
Transportation
3.1%
Education
2.9%
Development
2.5%
Nursing Homes
1.9%
Student Loan
1.1%
Net Other Assets and Liabilities
23.6%

State Allocation (Based on Net Assets)

Pennsylvania 9.4%
Texas 9.3%
Illinois 8.9%
New York 6.4%
Washington 5.9%
Michigan 4.9%
Ohio 4.3%
New Jersey 4.0%
Alabama 3.9%
Florida 3.7%
Georgia 2.5%
Wisconsin 2.4%
Maryland 2.4%
Utah 2.2%
South Carolina 2.1%
Arizona 2.0%
Oregon 2.0%
Iowa 1.9%
Missouri 1.8%
Connecticut 1.6%
Massachusetts 1.6%
Virginia 1.4%
Nebraska 1.4%
Indiana 1.4%
Rhode Island 1.3%
California 1.2%
Colorado 1.2%
Net Other Assets and Liabilities 8.9%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0947SA1124

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Intermediate Municipal Bond Fund, Inc.
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
November 30, 2024

Ticker
DITEX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Intermediate Municipal Bond Fund, Inc.
Statement of Investments
November 30, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 0.6%
Collateralized Municipal-Backed Securities — .6%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2	3.63	5/20/2033	1,586,018	1,529,846
Washington Housing Finance Commission, Revenue Bonds (Sustainable Certificates) Ser. A1	3.50	12/20/2035	947,325	889,664
				2,419,510
Total Bonds and Notes (cost $2,794,389)				2,419,510
Long-Term Municipal Investments — 98.5%
Alabama — 3.9%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2038	2,975,000	3,096,604
Black Belt Energy Gas District, Revenue Bonds, Refunding(a)	4.00	12/1/2031	1,300,000	1,317,385
Jefferson County, Revenue Bonds, Refunding	5.00	10/1/2038	3,250,000	3,622,569
Jefferson County, Revenue Bonds, Refunding	5.25	10/1/2040	1,250,000	1,404,337
The Lower Alabama Gas District, Revenue Bonds (Gas Project)(a)	4.00	12/1/2025	3,500,000	3,511,793
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2031	2,000,000	2,154,038
				15,106,726
Arizona — 1.6%
Arizona Industrial Development Authority, Revenue Bonds, Ser. A	5.00	11/1/2037	1,375,000	1,526,016
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	3,225,000	3,261,788
Phoenix Civic Improvement Corp., Revenue Bonds, Ser. B	5.00	7/1/2030	1,500,000	1,600,960
				6,388,764
Arkansas — .4%
Fort Smith Water & Sewer, Revenue Bonds, Refunding	5.00	10/1/2035	1,500,000	1,593,894
California — 1.2%
California Housing Finance Agency, Revenue Bonds, Ser. 2021-1	3.50	11/20/2035	1,416,057	1,387,322
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A(b)	5.00	12/1/2031	1,000,000	1,020,802
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2039	1,960,000	2,138,178
				4,546,302
Colorado — 1.2%
Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2034	1,000,000	1,068,509
Colorado Health Facilities Authority, Revenue Bonds, Refunding(c)	5.00	11/19/2026	230,000	239,073
Colorado Health Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	1,750,000	1,932,362
Weld County School District No. RE-4, GO (Insured; State Aid Withholding) Ser. 4	5.00	12/1/2041	1,450,000	1,617,160
				4,857,104
Connecticut — 1.6%
Connecticut, GO (Sustainable Bond) Ser. F	5.00	11/15/2038	2,000,000	2,251,508
Connecticut, GO, Ser. A	4.00	1/15/2036	3,000,000	3,112,070
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Covenant Home Inc.) Ser. B	5.00	12/1/2032	1,000,000	1,024,131
				6,387,709

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.5% (continued)
Delaware — .3%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.00	11/15/2043	1,260,000	1,311,232
District of Columbia — .6%
District of Columbia, Revenue Bonds, Ser. A	5.00	7/1/2041	2,000,000	2,227,182
Florida — 3.7%
Broward County Airport System, Revenue Bonds	5.00	10/1/2036	2,000,000	2,059,625
Central Florida Expressway Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. D	5.00	7/1/2035	1,500,000	1,681,879
Florida Municipal Power Agency, Revenue Bonds (Requirements Power Supply Project)	5.00	10/1/2030	1,250,000	1,267,643
Hillsborough County Industrial Development Authority, Revenue Bonds (BayCare Obligated Group) Ser. C	5.00	11/15/2034	2,000,000	2,330,555
JEA Electric System, Revenue Bonds, Refunding, Ser. 3A	4.00	10/1/2036	1,700,000	1,729,133
South Miami Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2031	1,750,000	1,829,164
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2033	2,500,000	2,560,004
Village Community Development District No. 15, Special Assessment Bonds(b)	4.00	5/1/2034	750,000	754,768
				14,212,771
Georgia — 2.5%
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2036	1,350,000	1,397,057
Main Street Natural Gas, Revenue Bonds, Ser. A	5.50	9/15/2028	2,530,000	2,700,397
Main Street Natural Gas, Revenue Bonds, Ser. C(a)	5.00	9/1/2030	2,000,000	2,144,335
Municipal Electric Authority of Georgia, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2036	2,000,000	2,263,086
Municipal Electric Authority of Georgia, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2039	1,000,000	1,115,819
				9,620,694
Hawaii — .8%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2030	1,500,000	1,576,086
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2031	1,615,000	1,694,670
				3,270,756
Illinois — 8.9%
Chicago Board of Education, GO, Ser. A	5.50	12/1/2038	1,500,000	1,615,631
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	2,500,000	2,626,154
Chicago IL, GO (Chicago Recovery Plan) Ser. A	5.00	1/1/2044	1,000,000	1,030,647
Chicago IL, GO, Refunding, Ser. A	4.00	1/1/2035	3,000,000	3,015,763
Chicago IL Wastewater Transmission, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2041	1,350,000	1,499,701
Chicago IL Waterworks, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2039	1,500,000	1,689,892
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2034	1,900,000	2,077,828
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2029	2,400,000	2,402,722
Cook County IL, Revenue Bonds, Refunding	5.00	11/15/2041	1,250,000	1,370,545
Greater Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. A	5.00	12/1/2031	2,275,000	2,357,901
Illinois, GO, Ser. B	5.25	5/1/2038	1,250,000	1,385,668

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.5% (continued)
Illinois — 8.9% (continued)
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2028	1,205,000	1,222,892
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. B	5.00	11/15/2033	2,140,000	2,152,624
Illinois Municipal Electric Agency, Revenue Bonds, Refunding, Ser. A	4.00	2/1/2035	1,750,000	1,750,756
Regional Transportation Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.50	7/1/2030	2,500,000	2,834,314
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	1,500,000	1,693,987
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	2,750,000	2,968,222
The Illinois Sports Facilities Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	6/15/2029	1,000,000	1,073,499
				34,768,746
Indiana — 1.4%
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project) Ser. 1	4.00	10/1/2036	1,250,000	1,295,255
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project) Ser. 1	4.00	10/1/2035	1,500,000	1,563,427
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital & Health Care Services Obligated Group) Ser. A	5.00	1/1/2028	2,440,000	2,442,366
				5,301,048
Iowa — 1.9%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)(c)	4.00	12/1/2032	1,000,000	1,085,005
Iowa Finance Authority, Revenue Bonds, Refunding (Unity Point Health) (LOC; TD Bank NA) Ser. F(d)	2.85	7/1/2041	4,875,000	4,875,000
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2034	500,000	511,815
PEFA, Revenue Bonds (Gas Project)(a)	5.00	9/1/2026	1,000,000	1,024,903
				7,496,723
Kentucky — .9%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	4.00	6/1/2026	1,500,000	1,511,659
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1(a)	4.00	8/1/2030	1,000,000	1,019,373
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A1(a)	5.25	2/1/2032	1,000,000	1,086,882
				3,617,914
Louisiana — .9%
Jefferson Sales Tax District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	12/1/2032	2,250,000	2,333,982
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)(a)	2.20	7/1/2026	1,000,000	980,919
				3,314,901
Maryland — 2.4%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Johns Hopkins Health System) (LOC; TD Bank NA) Ser. B(d)	2.70	6/1/2046	2,000,000	2,000,000
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B2(a)	5.00	7/1/2027	2,350,000	2,439,296
Maryland Stadium Authority, Revenue Bonds	5.00	6/1/2036	1,365,000	1,576,941
Maryland Stadium Authority, Revenue Bonds	5.00	5/1/2037	3,090,000	3,254,438
				9,270,675

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.5% (continued)
Massachusetts — 1.6%
Massachusetts, GO, Ser. D	4.00	5/1/2034	3,500,000	3,598,743
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2034	2,630,000	2,705,258
				6,304,001
Michigan — 4.9%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2039	1,500,000	1,656,085
Detroit Regional Convention Facility Authority, Revenue Bonds, Refunding, Ser. C	5.00	10/1/2037	1,250,000	1,401,399
Great Lakes Water Authority Water Supply System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2036	5,000,000	5,116,674
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	5.00	2/28/2038	1,550,000	1,729,634
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont- Spectrum)	5.00	4/15/2034	1,190,000	1,331,628
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Group) Ser. A	5.00	12/1/2034	2,000,000	2,092,620
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	6/30/2031	4,395,000	4,592,378
Utica Community Schools, GO (Insured; Qualified School Board Loan Fund)	5.00	5/1/2032	940,000	1,026,112
				18,946,530
Missouri — 1.8%
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2035	3,705,000	3,742,185
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Prairie State Project) Ser. A	5.00	12/1/2030	3,270,000	3,297,862
				7,040,047
Nebraska — 1.4%
Omaha Airport Authority, Revenue Bonds	5.00	12/15/2032	1,000,000	1,096,315
Omaha Public Power District, Revenue Bonds, Ser. A	5.00	2/1/2040	2,000,000	2,220,533
Public Power Generation Agency, Revenue Bonds, Refunding (Whelan Energy Center Unit)	5.00	1/1/2030	2,250,000	2,253,014
				5,569,862
Nevada — .9%
Clark County School District, GO, Ser. A	5.00	6/15/2039	1,500,000	1,663,415
North Las Vegas, GO, Refunding, Ser. B	5.00	6/1/2032	1,000,000	1,134,122
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2035	500,000	529,766
				3,327,303
New Jersey — 4.0%
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. A	5.00	12/1/2030	1,400,000	1,499,241
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2039	2,500,000	2,828,404
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2038	1,000,000	1,129,458
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2038	1,000,000	1,123,258
The Camden County Improvement Authority, Revenue Bonds, Refunding (Rowan University Project) (Insured; Build America Mutual) Ser. A	5.00	7/1/2033	3,070,000	3,387,383

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.5% (continued)
New Jersey — 4.0% (continued)
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	2,175,000	2,265,837
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	3,150,000	3,275,507
				15,509,088
New York — 6.4%
Metropolitan Transportation Authority, Revenue Bonds (Sustainable Bond) Ser. C1	5.00	11/15/2031	2,135,000	2,258,297
New York City, GO, Ser. A1	4.00	8/1/2037	2,195,000	2,270,109
New York City, GO, Ser. C	4.00	8/1/2036	1,250,000	1,292,343
New York City, GO, Ser. F1	4.00	3/1/2038	1,000,000	1,028,272
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	8/1/2038	180,000	186,216
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	11/1/2043	650,000	651,229
New York State Urban Development Corp., Revenue Bonds (Personal Income Tax) Ser. A	4.00	3/15/2039	1,450,000	1,485,907
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	10/1/2030	2,500,000	2,509,819
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2035	3,850,000	4,144,969
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2034	1,000,000	1,001,198
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Assured Guaranty Municipal Corp.)	4.25	6/30/2042	2,000,000	2,003,205
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Assured Guaranty Municipal Corp.)	5.50	6/30/2043	800,000	872,155
Port Authority of New York & New Jersey, Revenue Bonds, Refunding	5.00	1/15/2035	2,000,000	2,213,438
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	3,000,000	3,100,197
				25,017,354
North Carolina — .8%
Charlotte Airport, Revenue Bonds, Refunding (Charlotte Douglas International) Ser. B	5.00	7/1/2038	1,360,000	1,469,551
North Carolina Medical Care Commission, Revenue Bonds (The United Methodist Retirement Homes Inc Obligated Group) Ser. A	5.00	10/1/2039	500,000	534,532
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group)(a)	5.00	12/1/2028	1,000,000	1,076,235
				3,080,318
Ohio — 4.3%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	5.00	6/1/2034	3,075,000	3,276,480
Ohio, Revenue Bonds (Cleveland Clinic Health System Obligated Group)(a)	2.75	5/1/2028	1,500,000	1,475,235
Ohio, Revenue Bonds (Children’s Hospital Colorado Obligated Group) Ser. B(a)	5.00	8/15/2032	1,000,000	1,112,188
Ohio, Revenue Bonds, Refunding (Cleveland Clinic Health System Obligated Group) Ser. A	5.00	1/1/2031	1,250,000	1,329,594
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2033	1,650,000	1,785,921
Ohio Water Development Authority, Revenue Bonds, Ser. A	5.00	12/1/2041	2,750,000	3,119,441
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds (Sustainable Bond) Ser. A	5.00	12/1/2041	1,500,000	1,711,082

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.5% (continued)
Ohio — 4.3% (continued)
Sycamore Community School District, GO, Refunding	4.00	12/1/2030	1,615,000	1,695,490
Warren County, Revenue Bonds, Refunding (Otterbein Homes Obligated Group)	5.00	7/1/2035	1,075,000	1,190,114
				16,695,545
Oklahoma — .9%
Grand River Dam Authority, Revenue Bonds, Ser. A	5.00	6/1/2042	2,965,000	3,304,706
Oregon — 2.0%
Oregon, GO (Article XI Q Project) Ser. A	5.00	5/1/2040	1,500,000	1,696,050
Oregon Facilities Authority, Revenue Bonds, Refunding (Legacy Health Project) Ser. A	5.00	6/1/2035	2,500,000	2,543,274
Portland Sewer System, Revenue Bonds, Ser. A	3.00	3/1/2036	3,500,000	3,387,233
				7,626,557
Pennsylvania — 9.4%
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2030	1,675,000	1,789,087
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Project)	5.00	6/1/2031	2,500,000	2,651,464
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)(a)	2.45	12/3/2029	1,000,000	912,982
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2032	1,000,000	1,054,546
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	5.00	12/31/2033	4,125,000	4,447,826
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Ser. A	5.00	6/1/2031	1,000,000	1,075,272
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding,	5.00	12/1/2031	2,400,000	2,542,208
Philadelphia, GO, Ser. A	5.00	5/1/2033	3,080,000	3,411,820
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	1,000,000	1,031,670
Philadelphia Authority for Industrial Development, Revenue Bonds, (Rebuild Project)	5.00	5/1/2039	2,250,000	2,543,687
Philadelphia Gas Works Co., Revenue Bonds, Ser. A	5.00	8/1/2036	1,080,000	1,236,472
Philadelphia Water & Wastewater, Revenue Bonds, Refunding	5.00	10/1/2033	1,500,000	1,658,589
Southeastern Pennsylvania Transportation Authority, Revenue Bonds	5.25	6/1/2039	1,700,000	1,929,538
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2035	1,500,000	1,534,571
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2032	2,000,000	2,109,812
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.25	9/1/2036	1,250,000	1,421,178
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F(c)	5.00	9/1/2026	10,000	10,381
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2030	2,490,000	2,555,246
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2037	2,725,000	2,771,181
				36,687,530
Rhode Island — 1.3%
Rhode Island Health & Educational Building Corp., Revenue Bonds (Central Falls Public School)	4.00	5/15/2043	5,000,000	4,966,628
South Carolina — 2.1%
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2031	2,000,000	2,093,861

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.5% (continued)
South Carolina — 2.1% (continued)
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. B	5.00	12/1/2041	4,500,000	4,983,274
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2036	1,000,000	1,016,269
				8,093,404
Tennessee — .8%
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	5.25	9/1/2026	1,505,000	1,534,848
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2030	1,350,000	1,447,559
				2,982,407
Texas — 9.3%
Arlington, Special Tax Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/2034	1,500,000	1,501,195
Birdville Independent School District, GO, Refunding	5.00	2/15/2031	1,445,000	1,619,493
Garland Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2042	1,500,000	1,657,226
Georgetown Utility System, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	8/15/2035	1,000,000	1,108,806
Houston Airport System, Revenue Bonds (United Airlines Linc.) Ser. B	5.25	7/15/2033	3,750,000	4,007,659
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	7/1/2032	1,685,000	1,919,639
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2032	2,000,000	2,161,077
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2037	3,225,000	3,405,812
Northwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2042	5,000,000	5,066,646
Plano Independent School District, GO	5.00	2/15/2043	1,000,000	1,094,905
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (CHRISTUS Health Obligated Group) Ser. A(a)	5.00	7/1/2032	1,500,000	1,677,896
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Obligated Group) Ser. A	5.00	11/15/2031	1,400,000	1,433,097
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Trinity Terrace Project)	5.00	10/1/2038	1,405,000	1,548,901
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	5,465,000	6,156,765
University of Texas System Board of Regents, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2037	1,600,000	1,858,369
				36,217,486
U.S. Related — .7%
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,430,000	2,623,199
Utah — 2.2%
Intermountain Power Agency, Revenue Bonds, Ser. A	5.00	7/1/2038	3,000,000	3,378,488
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2036	5,000,000	5,138,075
				8,516,563
Virginia — 1.4%
Virginia Commonwealth Transportation Board, Revenue Bonds, Refunding (Trans Capital Project)	4.00	5/15/2035	2,855,000	3,018,697

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.5% (continued)
Virginia — 1.4% (continued)
Virginia Small Business Financing Authority, Revenue Bonds, Refunding	5.00	12/31/2042	1,000,000	1,058,723
Winchester Economic Development Authority, Revenue Bonds (Valley Health System Obligated Group) Ser. A	5.00	1/1/2040	1,350,000	1,519,032
				5,596,452
Washington — 5.7%
Energy Northwest, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	7/1/2035	4,000,000	4,550,863
King County Public Hospital District No. 1, GO, Refunding (Valley Medical Center)	5.00	12/1/2030	6,930,000	7,151,226
Kitsap County School District No. 100-C Bremerton, GO (Insured; School Board Guaranty) Ser. C	5.00	12/1/2041	1,000,000	1,127,659
Port of Seattle, Revenue Bonds, Refunding	5.00	8/1/2041	1,000,000	1,067,792
Port of Seattle, Revenue Bonds, Refunding (Intermediate Lien) Ser. B	5.25	7/1/2042	2,500,000	2,753,472
Washington, GO, Refunding, Ser. R-2022C	4.00	7/1/2036	2,270,000	2,377,960
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2033	1,330,000	1,386,302
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2038	1,590,000	1,708,919
				22,124,193
Wisconsin — 2.4%
Milwaukee, GO (Insured; Assured Guaranty Municipal Corp.) Ser. B4	5.00	4/1/2036	1,515,000	1,700,922
Public Finance Authority, Revenue Bonds (Astro Texas Land Project)(b)	5.50	12/15/2028	1,250,000	1,254,338
Public Finance Authority, Revenue Bonds (KU Campus Development Corp. Project)	5.00	3/1/2036	4,500,000	4,579,724
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Children’s Hospital of Wisconsin Obligated Group)	5.00	8/15/2034	1,835,000	1,912,533
				9,447,517
Total Long-Term Municipal Investments (cost $384,921,932)				382,969,831
Total Investments (cost $387,716,321)			99.1%	385,389,341
Cash and Receivables (Net)			.9%	3,522,454
Net Assets			100.0%	388,911,795

GO—Government Obligation
LOC—Letter of Credit

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, these securities amounted to $3,029,908 or 0.8% of net assets.

(c)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(d)
 The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2024 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	387,716,321	385,389,341
Cash		6,148,231
Interest receivable		5,550,003
Receivable for shares of Common Stock subscribed		4,843
Prepaid expenses		19,821
		397,112,239
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		173,316
Payable for investment securities purchased		7,778,934
Payable for shares of Common Stock redeemed		165,293
Directors’ fees and expenses payable		5,857
Other accrued expenses		77,044
		8,200,444
Net Assets ($)		388,911,795
Composition of Net Assets ($):
Paid-in capital		395,853,605
Total distributable earnings (loss)		(6,941,810)
Net Assets ($)		388,911,795
Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		30,475,871
Net Asset Value Per Share ($)		12.76
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2024 (Unaudited)

Investment Income ($):
Interest Income	6,383,299
Expenses:
Management fee—Note 3(a)	884,063
Shareholder servicing costs—Note 3(b)	222,395
Professional fees	57,263
Registration fees	16,577
Directors’ fees and expenses—Note 3(c)	16,494
Chief Compliance Officer fees—Note 3(b)	9,015
Prospectus and shareholders’ reports	9,011
Custodian fees—Note 3(b)	4,460
Loan commitment fees—Note 2	3,978
Miscellaneous	24,031
Total Expenses	1,247,287
Less—reduction in fees due to earnings credits—Note 3(b)	(4,460)
Net Expenses	1,242,827
Net Investment Income	5,140,472
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(579,910)
Net change in unrealized appreciation (depreciation) on investments	8,879,177
Net Realized and Unrealized Gain (Loss) on Investments	8,299,267
Net Increase in Net Assets Resulting from Operations	13,439,739
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024

Operations ($):
Net investment income	5,140,472	10,410,943
Net realized gain (loss) on investments	(579,910)	(2,082,228)
Net change in unrealized appreciation (depreciation) on investments	8,879,177	2,700,321
Net Increase (Decrease) in Net Assets Resulting from Operations	13,439,739	11,029,036
Distributions ($):
Distributions to shareholders	(5,149,860)	(10,640,060)
Capital Stock Transactions ($):
Net proceeds from shares sold	5,588,085	11,827,611
Distributions reinvested	4,229,345	8,852,838
Cost of shares redeemed	(20,849,043)	(73,392,272)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(11,031,613)	(52,711,823)
Total Increase (Decrease) in Net Assets	(2,741,734)	(52,322,847)
Net Assets ($):
Beginning of Period	391,653,529	443,976,376
End of Period	388,911,795	391,653,529
Capital Share Transactions (Shares):
Shares sold	438,912	947,925
Shares issued for distributions reinvested	332,725	706,514
Shares redeemed	(1,640,455)	(5,865,000)
Net Increase (Decrease) in Shares Outstanding	(868,818)	(4,210,561)
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31,
		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.50	12.49	12.72	13.96	13.61	13.72
Investment Operations:
Net investment income(a)	.17	.31	.27	.27	.29	.31
Net realized and unrealized gain (loss) on investments	.26	.02	(.19 )	(1.19)	.39	(.01 )
Total from Investment Operations	.43	.33	.08	(.92 )	.68	.30
Distributions:
Dividends from net investment income	(.17 )	(.31 )	(.28 )	(.27 )	(.28 )	(.31 )
Dividends from net realized gain on investments	-	(.01 )	(.03 )	(.05 )	(.05 )	(.10 )
Total Distributions	(.17 )	(.32 )	(.31 )	(.32 )	(.33 )	(.41 )
Net asset value, end of period	12.76	12.50	12.49	12.72	13.96	13.61
Total Return (%)	3.43 (b)	2.66	.69	(6.69)	5.09	2.15
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.63 (c)	.71	.76	.75	.74	.74
Ratio of net expenses to average net assets	.63 (c)	.66	.70	.72	.74	.74
Ratio of net investment income to average net assets	2.62 (c)	2.49	2.12	2.00	2.07	2.22
Portfolio Turnover Rate	16.09 (b)	19.15	14.58	8.68	8.59	16.30
Net Assets, end of period ($ x 1,000)	388,912	391,654	443,976	494,066	577,833	570,421

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Intermediate Municipal Bond Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	2,419,510	—	2,419,510
Municipal Securities	—	382,969,831	—	382,969,831

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended November 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2024, the fund did not incur any interest or penalties.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Each tax year in the three-year period ended May 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $4,809,537 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to May 31, 2024. The fund has $774,843 of short-term capital losses and $4,034,694 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2024 were as follows: tax-exempt income $10,369,551 and ordinary income $270,509. The tax character of current year distributions will be determined at the end of the current fiscal year.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2024, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions, interest expense and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from the fees paid to the Adviser, or the Adviser will bear such excess expense. During the period ended November 30, 2024, there was no reduction in expenses pursuant to the Agreement.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .216% of the value of the fund’s average daily net assets.
(b) Under the Shareholder Services Plan, the fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2024, the fund was charged $132,114 pursuant to the Shareholder Services Plan.
The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2024, the fund was charged $55,186 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2024, the fund was charged $4,460 pursuant to the custody agreement. These fees were offset by earnings credits of $4,460.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended November 30, 2024, the fund was charged $3,819 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended November 30, 2024, the fund was charged $9,015 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $143,098, Custodian fees of $1,300, Chief Compliance Officer fees of $2,705 and Transfer Agent fees of $26,213.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended November 30, 2024, amounted to $62,457,211 and $70,830,029, respectively.
At November 30, 2024, accumulated net unrealized depreciation on investments was $2,326,980, consisting of $4,234,882 gross unrealized appreciation and $6,561,862 gross unrealized depreciation.
At November 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on November 5-6, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s shares with the performance of a group of retail no-load intermediate municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional intermediate municipal debt funds (the “Performance Universe”), all for various periods ended September 30, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all retail no-load intermediate municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. They considered that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. The Board also considered that the fund’s yield performance was above the Performance Group median and for two of the ten one-year periods ended September 30th and above the Performance Universe median for seven of the ten one-year periods ended September 30th. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted that the portfolio managers are very experienced with an impressive long-term track record and continued to apply a consistent investment strategy. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices, and it was noted that the fund’s returns were above the returns of the Performance Benchmark index in six of the ten calendar years shown.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group and the Expense Universe medians total expenses.
The Board noted that the Adviser agreed to reduce the contractual management fee payable by the fund to the Adviser from an annual rate of .60% to an annual rate of .45% of the value of the fund’s average daily net asset, effective January 1, 2024.
Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.
●The Board generally was satisfied with the fund’s relative performance compared to the fund’s benchmark index and determined to continue to monitor the fund’s performance.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2025 BNY Mellon Securities Corporation
Code-0947NCSRSA1124

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Intermediate Municipal Bond Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: January 17, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: January 17, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)